Borrowings - Promissory note narrative (Details)		6 Months Ended
	Dec. 19, 2023 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Dec. 19, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Embedded derivative		$ 51,000	$ 561,000
Promissory Note – EDF
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 10,831,953	6,400,000		€ 10,000,000
Borrowings, interest rate	3.00%			3.00%
Borrowings term	5 years
Borrowings extension period, written notice	2 years
Borrowings term, if extended	7 years
Year-end exchange rate (in dollars per share) | $ / shares	10.20
Partial exchange, minimum amount	$ 2,000,000
Exchange, conditional amount invested	$ 20,000,000
Total equity contribution	75.00%			75.00%
Embedded derivative	$ 5,500,000	$ 51,000	$ 561,000
Closing share price (in dollars per share) | $ / shares	$ 11.99	$ 1.11
Fair value changes recognised as unrealised gain in profit or loss		$ 500,000
Promissory Note – EDF | Average Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		17.47%